Summary of Significant Accounting Policies (Details) (USD $)	12 Months Ended						6 Months Ended	12 Months Ended						6 Months Ended	12 Months Ended			6 Months Ended					12 Months Ended				6 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2013 Combined accounts receivable Credit concentration	Dec. 31, 2012 Combined accounts receivable Credit concentration	Dec. 31, 2011 Combined accounts receivable Credit concentration	Dec. 31, 2012 Minimum Buildings	Dec. 31, 2012 Minimum Machinery and equipment	Dec. 31, 2012 Maximum Buildings	Dec. 31, 2012 Maximum Machinery and equipment	Jun. 30, 2013 Southeast Operations	Dec. 30, 2012 Southeast Operations	Dec. 31, 2011 Southeast Operations	Jul. 01, 2012 Southeast Operations	Jun. 30, 2013 Southeast Operations Buildings	Jun. 30, 2013 Southeast Operations Machinery and equipment	Jun. 30, 2013 Southeast Operations Office furniture and fixtures	Jun. 30, 2013 Southeast Operations Computer equipment	Jun. 30, 2013 Southeast Operations Combined accounts receivable Credit concentration item	Dec. 30, 2012 Southeast Operations Combined accounts receivable Credit concentration item	Dec. 31, 2011 Southeast Operations Combined accounts receivable Credit concentration item	Dec. 30, 2012 Southeast Operations Minimum	Dec. 30, 2012 Southeast Operations Maximum	Jun. 30, 2013 Southeast Operations Maximum Land improvements
Fiscal Accounting Year
Number of weeks in fiscal year																									364 days	371 days
Cash and Cash Equivalents
Cash and cash equivalents	$ 54,507,000	$ 182,455,000	$ 232,667,000	$ 174,075,000	$ 264,601,000	$ 287,101,000								$ 0	$ 0	$ 0	$ 0
Trade Accounts Receivable
Bad debt expense														30,000	200,000
Trade Receivables, allowances	2,696,000	2,142,000	2,546,000											600,000	700,000	500,000
Number of customers																						1	1	0
Concentration of credit risk	11.00%	10.00%					16.00%	14.00%	14.00%													20.00%	25.00%	10.00%
Property, Plant and Equipment
Property, Plant and Equipment, Useful Life																		25 years	7 years	7 years	3 years						20 years
Property, Plant and Equipment, Useful Life										20	7	40	12	Shorter of 20 years or the remaining lease term
Income Taxes
Provision for federal income taxes														0	0	0
Provision for state income taxes														$ 0	$ 0	$ 0